S-K 1602, SPAC Registered Offerings	Mar. 16, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we are unable to complete our business combination within 24 months from the closing of this offering, we will redeem 100% of the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to us pursuant to permitted withdrawals (less up to $100,000 of interest to pay liquidation and dissolution expenses), divided by the number of then outstanding public shares, subject to applicable law and as further described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option

$7.28	$6.68	$3.32	$5.73	$4.27	$4.05	$5.95	$0.17	$9.83

Assuming No Exercise of Over-Allotment Option

$7.27	$6.66	$3.34	$5.72	$4.28	$4.03	$5.97	$0.15	$9.85

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Combination

We will have up to 24 months from the closing of this offering to consummate a business combination. If we are unable to consummate our business combination within the completion window, we will cease all operations except for the purpose of winding up, as promptly as possible but not more than 10 business days thereafter (subject to lawfully available funds), redeem 100% of our outstanding public shares for a pro rata portion of the funds held in the trust account, including a pro rata portion of any interest earned on the funds held in the trust account and not previously released to us pursuant to permitted withdrawals (and less up to $100,000 for liquidation and dissolution expenses), and as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.

However, we may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of our public shareholders. We will consummate our business combination only if we obtain the approval by way of an ordinary resolution under Cayman Islands law, which requires the affirmative vote of a simple majority of the shareholders who attend and vote (whether in person or by proxy) at a general meeting of the company.

Our business combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the assets held in the trust account (excluding taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into the business combination. The fair market value of such business must be determined by our board of directors based upon standards generally accepted by the financial community, such as actual and potential sales, earnings, cash flow and book value. If our board of directors is not able to independently determine that the target business meets such fair market value requirement, the fairness opinion we obtain in connection with any business combination we seek to consummate will contain a confirmatory statement that the target business satisfies such requirement.

The funds released to us from the trust account upon the closing of our business combination may be used as consideration to pay the sellers of a target business with which we complete our business combination. If our business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our business combination or used for redemption of our public shares, we may use the balance of the cash released to us from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction businesses, the payment of principal or interest due on indebtedness, to fund the purchase of other companies or for working capital.

Should we seek to obtain additional financing to complete our business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our business combination. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed business combination. We may also obtain financing prior to the closing of our business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our business combination. If we are unable to complete our business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor, its affiliates, and the third-party investors from us prior to or in connection with the completion of our business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor, our officers and directors, and third-party investors	4,791,667 founder shares (up to 625,000 to be forfeited if the underwriters’ over-allotment option is not exercised in full)	$25,000

Sponsor, our officers and directors, and third-party investors	275,000 private placement units (or 293,750 private placement units if the underwriters’ over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering	$2,750,000 (or $2,937,500 if the underwriters’ over-allotment option is exercised in full)

Sponsor or an affiliate thereof	Up to $5,000 per month	Office space and administrative services provided to us.

Sponsor	Repayment in cash	Up to $300,000 under an unsecured, non- interest-bearing promissory note.

Sponsor and our officers or directors, or affiliates thereof	Reimbursement for any out-of- pocket expenses related to identifying, investigating and completing a business combination.	Expenses incurred in connection with identifying, investigating and completing a business combination.

Sponsor and our officers or directors, or affiliates thereof	Up to 150,000 private placement units upon conversion of up to $1,500,000 in working capital loans, if any, at $10.00 per unit	Working capital loans to finance transaction costs in connection with a business combination

Sponsor and our officers or directors, or affiliates thereof	Payment in cash or securities	Rendering services in connection with the consummation of a business combination

Investor in a third-party investor	Payment of customary transfer agent, warrant agent, trustee and escrow fees paid to Continental Stock Transfer &Trust Company, the president of which is an investor in a member of our sponsor	Services provided by Continental Stock Transfer & Trust Company in connection with acting as transfer agent, warrant agent, trustee and escrow agent.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	The rules of NASDAQ provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds of this offering and the sale of the private placement units, $125,000,000 or $143,750,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case) will be placed into a U.S.-based trust account with Continental Stock Transfer & Trust Company, acting as trustee. Except with respect to interest earned on the funds held in the trust account that may be released to us pursuant to permitted withdrawals, the proceeds from this offering and the sale of the private placement units that are deposited in the trust account will not be released from the trust account until the earliest of (a) the completion of our business combination, (b) the redemption of any public shares properly submitted in connection with a shareholder vote to approve certain amendments to our amended and restated memorandum and articles of association (i) to modify the substance or timing of our obligation to allow redemption in connection with our business combination or to redeem 100% of our public shares if we do not complete our business combination within 24 months from the closing of this offering or (ii) with respect to any other material provisions relating to shareholders’ rights or pre-business combination activity and (c) the redemption of our public shares if we are unable to complete our business combination within 24 months from the closing of this offering, subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount (in Dollars)	$ 125,000,000
De-SPAC Consummation Timeframe, How Extended [Text Block]	We will have up to 24 months from the closing of this offering to consummate a business combination. If we do not complete our business combination within the completion window, while we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate a business combination, we may elect to do so in the future. There is no limit on the number of extensions that we may seek. If we determine not to extend, or fail to obtain shareholder approval to extend, the time period to consummate our business combination, and the time to consummate our business combination expires, our sponsor’s investment in our founder shares and our private placement units will be worthless. However, we may hold a shareholders’ meeting at any time to approve an amendment to our amended and restated memorandum and articles of association to modify the amount of time we will have to consummate a business combination (as well as to modify the substance or timing of our obligation to allow redemption in connection with our business combination or to redeem 100% of our public shares if we have not consummated a business combination within the time periods described herein or with respect to any other provision relating to the rights of holders of our ordinary shares or pre-business combination activity). As described herein, our initial shareholders, officers, directors and director nominees have agreed that they will not propose any such amendment unless we provide our public shareholders with the opportunity to redeem their public shares upon approval of any such amendment at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of permitted withdrawals), divided by the number of then-outstanding public shares, subject to the limitations described herein.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	while we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate a business combination, we may elect to do so in the future. There is no limit on the number of extensions that we may seek. If we determine not to extend, or fail to obtain shareholder approval to extend, the time period to consummate our business combination, and the time to consummate our business combination expires, our sponsor’s investment in our founder shares and our private placement units will be worthless.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek. If we determine not to extend, or fail to obtain shareholder approval to extend, the time period to consummate our business combination, and the time to consummate our business combination expires, our sponsor’s investment in our founder shares and our private placement units will be worthless.
De-SPAC Consummation Timeframe, Duration	24 months
SPAC, Securities Offered, Redemption Rights [Text Block]	Manner of conducting redemptions We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our business combination either (i) in connection with a shareholder meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirements. Asset acquisitions and stock purchases would not typically require shareholder approval, while direct mergers with our company and any transactions where we issue more than 20% of our outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval.
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing either to complete our business combination or because we become obligated to redeem a significant number of our public shares upon completion of our business combination, in which case we may issue additional securities or incur debt in connection with such business combination.